Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	164,375	211,103	1,454,295	825,460
Professional Fees	76,182	34,747	125,222	339,710
Officer’s Salary	178,718	171,624	797,406	779,742
Research and Development	29,435	69,092	237,871	176,431
Total Operating Expenses	448,710	486,566	2,614,794	2,121,343
Loss from Operations	(448,710)	(486,566)	(2,614,794)	(2,121,343)
Other Income/(Expenses)
Net change in unrealized depreciation on investment in gold bullion	43,563	33,352	55,985	38
Interest expense	(129,934)	(117,837)	(484,658)	(609,129)
Amortization of debt issue costs				(1,111,580)
Asset impairment expense			(95,872)
Interest income	27,206	4,269	109,559
Total Other Income/(Expenses)	(59,165)	(80,216)	(414,986)	(1,720,671)
Net (Loss) before Provision for Income Taxes	(507,875)	(566,782)	(3,029,780)	(3,842,014)
Provision for Income Taxes
Net (Loss)	(507,875)	(566,782)	(3,029,780)	(3,842,014)
Other Comprehensive Income
Change in unrealized value of available-for-sale securities, net of income tax
Total Operating and Comprehensive Loss	$ (507,875)	$ (566,782)	$ (3,029,780)	$ (3,842,014)
Net Income (Loss) Per Share - Basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Net Income (Loss) Per Share - Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic	1,038,374,219	1,032,075,973	1,033,122,597	974,307,366
Weighted average number of shares outstanding during the period - Diluted	1,038,374,219	1,032,075,973	1,033,122,597	974,307,366